Investments in associates - Reconciliation of the financial information to the carrying value of its interests in the associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 8,508,993	₩ 8,101,037
Interests in the net assets (A*B)	2,911,306	2,657,250
Intra-group transactions	(17)	(32)
Other reconciliations	2,456	550
Investments in associates	2,913,745	2,657,768
BNP Paribas Cardif Life Insurance
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 293,634	₩ 337,586
Proportion of ownership interest in associate	14.99%	14.99%
Interests in the net assets (A*B)	₩ 44,039	₩ 50,632
Intra-group transactions	(17)	(32)
Other reconciliations	0	0
Investments in associates	44,022	50,600
Songrim Partners
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (62)	₩ (62)
Proportion of ownership interest in associate	35.34%	35.34%
Interests in the net assets (A*B)	₩ (22)	₩ (22)
Intra-group transactions	0	0
Other reconciliations	22	22
Investments in associates	0	0
Partners 4th Growth Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 52,134	₩ 47,832
Proportion of ownership interest in associate	25.00%	25.00%
Interests in the net assets (A*B)	₩ 13,033	₩ 11,958
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	13,033	11,958
KTB Newlake Global Healthcare PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 30,808	₩ 30,780
Proportion of ownership interest in associate	30.00%	30.00%
Interests in the net assets (A*B)	₩ 9,299	₩ 9,234
Intra-group transactions	0	0
Other reconciliations	113	170
Investments in associates	9,412	9,404
DAEKWANG SEMICONDUCTOR CO., LTD.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,343
Proportion of ownership interest in associate		20.94%
Interests in the net assets (A*B)		₩ 3,631
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	3,631
Shinhan-Neoplux Energy Newbiz Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 65,211	₩ 44,590
Proportion of ownership interest in associate	31.66%	31.66%
Interests in the net assets (A*B)	₩ 16,032	₩ 14,470
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	16,032	14,470
Shinhan-Albatross Tech Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 20,213	₩ 27,300
Proportion of ownership interest in associate	50.00%	49.97%
Interests in the net assets (A*B)	₩ 10,389	₩ 13,322
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,389	13,322
Eum Private Equity Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16
Proportion of ownership interest in associate		20.76%
Interests in the net assets (A*B)		₩ 3
Intra-group transactions		0
Other reconciliations		0
Investments in associates		3
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 0
Proportion of ownership interest in associate		23.89%
Interests in the net assets (A*B)		₩ 0
Intra-group transactions		0
Other reconciliations		0
Investments in associates		0
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 0
Proportion of ownership interest in associate		20.16%
Interests in the net assets (A*B)		₩ 0
Intra-group transactions		0
Other reconciliations		0
Investments in associates		0
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 35,896	₩ 43,512
Proportion of ownership interest in associate	20.00%	20.00%
Interests in the net assets (A*B)	₩ 7,179	₩ 8,702
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,179	8,702
Shinhan-Midas Donga Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 7,902	₩ 9,504
Proportion of ownership interest in associate	50.00%	50.00%
Interests in the net assets (A*B)	₩ 3,951	₩ 4,752
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,951	4,752
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 17,608	₩ 41,532
Proportion of ownership interest in associate	24.00%	24.00%
Interests in the net assets (A*B)	₩ 4,226	₩ 9,968
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,226	9,968
Shinhan Praxis K-Growth Global Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 41,133	₩ 52,707
Proportion of ownership interest in associate	18.87%	18.87%
Interests in the net assets (A*B)	₩ 7,761	₩ 9,945
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,761	9,945
Credian Healthcare Private Equity Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,126
Proportion of ownership interest in associate		34.07%
Interests in the net assets (A*B)		₩ 5,835
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	5,835
Kiwoom Milestone Professional Private Real Estate Trust 19
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,505	₩ 19,835
Proportion of ownership interest in associate	50.00%	50.00%
Interests in the net assets (A*B)	₩ 5,253	₩ 9,918
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,253	9,918
AIP EUROGREEN Private Real Estate Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 139,576	₩ 98,780
Proportion of ownership interest in associate	21.28%	21.28%
Interests in the net assets (A*B)	₩ 29,703	₩ 21,021
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	29,703	21,021
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,077
Proportion of ownership interest in associate		44.84%
Interests in the net assets (A*B)		₩ 2,277
Intra-group transactions		0
Other reconciliations		0
Investments in associates		2,277
Shinhan Global Healthcare Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (3,464)	₩ (2,049)
Proportion of ownership interest in associate	4.41%	4.41%
Interests in the net assets (A*B)	₩ (153)	₩ (90)
Intra-group transactions	0	0
Other reconciliations	153	90
Investments in associates	0	0
JB Power TL Investment Type Private Placement Special Asset Fund 7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 48,560
Proportion of ownership interest in associate		33.33%
Interests in the net assets (A*B)		₩ 16,186
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	16,186
KB NA Hickory Private Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 91,668	₩ 93,167
Proportion of ownership interest in associate	37.50%	37.50%
Interests in the net assets (A*B)	₩ 34,376	₩ 34,938
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	34,376	34,938
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 44,275	₩ 42,291
Proportion of ownership interest in associate	44.02%	44.02%
Interests in the net assets (A*B)	₩ 19,492	₩ 18,618
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	19,492	18,618
BNP Paribas Cardif General Insurance
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 61,431	₩ 52,215
Proportion of ownership interest in associate	5.46%	7.46%
Interests in the net assets (A*B)	₩ 3,354	₩ 3,895
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,354	3,895
Hermes Private Investment Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 33,537	₩ 20,911
Proportion of ownership interest in associate	29.17%	29.17%
Interests in the net assets (A*B)	₩ 9,782	₩ 6,099
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,782	6,099
Shinhan-Nvestor Liquidity Solution Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 21,420	₩ 18,032
Proportion of ownership interest in associate	24.92%	24.92%
Interests in the net assets (A*B)	₩ 5,338	₩ 4,493
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,338	4,493
Shinhan AIM FoF Fund 1a
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 36,623	₩ 35,040
Proportion of ownership interest in associate	25.00%	25.00%
Interests in the net assets (A*B)	₩ 9,156	₩ 8,760
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,156	8,760
IGIS Global Credit Fund 150-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 21,609	₩ 29,129
Proportion of ownership interest in associate	25.00%	25.00%
Interests in the net assets (A*B)	₩ 5,402	₩ 7,282
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,402	7,282
Soo Commerce Platform Growth Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 4,658
Proportion of ownership interest in associate		24.62%
Interests in the net assets (A*B)		₩ 1,147
Intra-group transactions		0
Other reconciliations		0
Investments in associates		1,147
Partner One Value up I Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 28,273	₩ 42,205
Proportion of ownership interest in associate	27.91%	27.91%
Interests in the net assets (A*B)	₩ 7,891	₩ 11,779
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,891	11,779
Genesis No.1 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 243,534	₩ 351,329
Proportion of ownership interest in associate	22.80%	22.80%
Interests in the net assets (A*B)	₩ 55,533	₩ 80,113
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	55,533	80,113
Korea Omega Project Fund III
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 18,234	₩ 15,141
Proportion of ownership interest in associate	23.53%	23.53%
Interests in the net assets (A*B)	₩ 4,290	₩ 3,563
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,290	3,563
Soo Delivery Platform Growth Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 19,578	₩ 13,560
Proportion of ownership interest in associate	30.00%	30.00%
Interests in the net assets (A*B)	₩ 5,873	₩ 4,068
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,873	4,068
Genesis North America Power Company No.1 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 34,310	₩ 42,494
Proportion of ownership interest in associate	40.03%	39.96%
Interests in the net assets (A*B)	₩ 13,736	₩ 16,983
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	13,736	16,983
Hyungje art printing
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ (264)
Proportion of ownership interest in associate		31.54%
Interests in the net assets (A*B)		₩ (83)
Intra-group transactions		0
Other reconciliations		83
Investments in associates	0	0
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 178,069	₩ 45,350
Proportion of ownership interest in associate	23.33%	23.33%
Interests in the net assets (A*B)	₩ 41,549	₩ 10,582
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	41,549	10,582
Shinhan-Rhinos 1 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,560
Proportion of ownership interest in associate		22.48%
Interests in the net assets (A*B)		₩ 2,599
Intra-group transactions		0
Other reconciliations		0
Investments in associates		2,599
Pacific Private Investment Trust No.20
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,794
Proportion of ownership interest in associate		21.74%
Interests in the net assets (A*B)		₩ 2,999
Intra-group transactions		0
Other reconciliations		0
Investments in associates		2,999
Susung Mezzanine project P1 Private Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 3,220
Proportion of ownership interest in associate		41.31%
Interests in the net assets (A*B)		₩ 1,345
Intra-group transactions		0
Other reconciliations		0
Investments in associates		1,345
Korea Finance Security
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 20,078	₩ 20,490
Proportion of ownership interest in associate	14.91%	14.91%
Interests in the net assets (A*B)	₩ 2,994	₩ 3,055
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	2,994	3,055
Multimedia Tech Co.Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ (69)
Proportion of ownership interest in associate		21.06%
Interests in the net assets (A*B)		₩ (15)
Intra-group transactions		0
Other reconciliations		15
Investments in associates	0	0
MIEL CO.,LTD
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (141)	₩ (85)
Proportion of ownership interest in associate	28.77%	28.77%
Interests in the net assets (A*B)	₩ (41)	₩ (25)
Intra-group transactions	0	0
Other reconciliations	41	25
Investments in associates	0	0
AIP Transportation Specialized Privately Placed Fund Trust #1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 97,097	₩ 92,353
Proportion of ownership interest in associate	35.73%	35.73%
Interests in the net assets (A*B)	₩ 34,688	₩ 32,993
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	34,688	32,993
DB Epic Convertiblebond Private Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,348
Proportion of ownership interest in associate		50.98%
Interests in the net assets (A*B)		₩ 5,785
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	5,785
E&Healthcare Investment Fund No.6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 32,615	₩ 72,023
Proportion of ownership interest in associate	21.05%	21.05%
Interests in the net assets (A*B)	₩ 6,866	₩ 15,163
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,866	15,163
One Shinhan Global Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 15,758	₩ 22,244
Proportion of ownership interest in associate	20.56%	19.96%
Interests in the net assets (A*B)	₩ 3,773	₩ 4,029
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,773	4,029
Kiwoom-Shinhan Innovation Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 23,462	₩ 31,938
Proportion of ownership interest in associate	50.00%	50.00%
Interests in the net assets (A*B)	₩ 11,731	₩ 15,969
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	11,731	15,969
Daishin-K&T New Technology Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 25,571	₩ 22,400
Proportion of ownership interest in associate	31.25%	31.25%
Interests in the net assets (A*B)	₩ 7,991	₩ 7,000
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,991	7,000
Midas Asset Global CRE Debt Private Fund No.6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 117,347	₩ 115,122
Proportion of ownership interest in associate	41.16%	41.16%
Interests in the net assets (A*B)	₩ 48,305	₩ 47,389
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	48,305	47,389
Richmond Private Investment Trust No.82
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,082
Proportion of ownership interest in associate		60.00%
Interests in the net assets (A*B)		₩ 15,049
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	15,049
Tiger Alternative Real Estate Professional Private5
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 37,978
Proportion of ownership interest in associate		48.71%
Interests in the net assets (A*B)		₩ 18,499
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	18,499
Samchully Midstream Private Placement Special Asset Fund 5-4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 65,931	₩ 67,141
Proportion of ownership interest in associate	42.92%	42.92%
Interests in the net assets (A*B)	₩ 27,471	₩ 28,818
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	27,471	28,818
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 126,020	₩ 327,917
Proportion of ownership interest in associate	20.00%	20.00%
Interests in the net assets (A*B)	₩ 25,204	₩ 65,616
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	25,204	65,616
NH-Amundi Global Infrastructure Trust 14
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 61,004	₩ 62,728
Proportion of ownership interest in associate	30.00%	30.00%
Interests in the net assets (A*B)	₩ 18,301	₩ 18,819
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	18,301	18,819
Jarvis Memorial Private Investment Trust 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,210	₩ 10,143
Proportion of ownership interest in associate	99.01%	99.01%
Interests in the net assets (A*B)	₩ 10,109	₩ 10,043
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,109	10,043
Mastern Private Investment Trust 68
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,620
Proportion of ownership interest in associate		53.76%
Interests in the net assets (A*B)		₩ 10,010
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	10,010
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 55,254	₩ 59,402
Proportion of ownership interest in associate	60.00%	60.00%
Interests in the net assets (A*B)	₩ 33,153	₩ 35,641
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	33,153	35,641
Milestone Private Real Estate Fund 3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 57,842	₩ 57,790
Proportion of ownership interest in associate	32.06%	32.06%
Interests in the net assets (A*B)	₩ 18,544	₩ 18,528
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	18,544	18,528
IGIS Private Real Estate Investment Trust 286
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 21,341
Proportion of ownership interest in associate		41.44%
Interests in the net assets (A*B)		₩ 8,844
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	8,844
Nomura-Rifa Private Real Estate Investment Trust 31
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 25,108	₩ 26,849
Proportion of ownership interest in associate	31.31%	31.31%
Interests in the net assets (A*B)	₩ 7,902	₩ 8,407
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,902	8,407
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 48,124	₩ 62,637
Proportion of ownership interest in associate	21.27%	21.27%
Interests in the net assets (A*B)	₩ 10,236	₩ 13,323
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,236	13,323
Hana Semiconductor New Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 99,315
Proportion of ownership interest in associate		24.30%
Interests in the net assets (A*B)		₩ 24,131
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	24,131
J&Magnet Startup Venture Specialized Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 24,331
Proportion of ownership interest in associate		24.39%
Interests in the net assets (A*B)		₩ 5,935
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	5,935
Cape IT Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 30,599	₩ 32,373
Proportion of ownership interest in associate	32.89%	32.89%
Interests in the net assets (A*B)	₩ 10,065	₩ 10,649
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,065	10,649
FuturePlay-Shinhan TechInnovation Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 14,297	₩ 8,590
Proportion of ownership interest in associate	50.00%	50.00%
Interests in the net assets (A*B)	₩ 7,149	₩ 4,295
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,149	4,295
Stonebridge Corporate 1st Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 6,718	₩ 7,341
Proportion of ownership interest in associate	44.12%	44.12%
Interests in the net assets (A*B)	₩ 2,964	₩ 3,239
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	2,964	3,239
Vogo Realty Partners Private Real Estate Fund V
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 49,760	₩ 50,040
Proportion of ownership interest in associate	21.64%	21.64%
Interests in the net assets (A*B)	₩ 10,766	₩ 10,827
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,766	10,827
Korea Credit Bureau
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 85,497	₩ 77,509
Proportion of ownership interest in associate	9.00%	9.00%
Interests in the net assets (A*B)	₩ 7,695	₩ 6,976
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,695	6,976
Goduck Gangil1 PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (15,763)	₩ (13,927)
Proportion of ownership interest in associate	1.04%	1.04%
Interests in the net assets (A*B)	₩ (164)	₩ (145)
Intra-group transactions	0	0
Other reconciliations	164	145
Investments in associates	0	0
SBC PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 158,286	₩ 112,795
Proportion of ownership interest in associate	25.00%	25.00%
Interests in the net assets (A*B)	₩ 34,581	₩ 18,208
Intra-group transactions	0	0
Other reconciliations	(4,995)	0
Investments in associates	29,586	18,208
NH-amundi global infra private fund 16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 104,016	₩ 87,678
Proportion of ownership interest in associate	50.00%	50.00%
Interests in the net assets (A*B)	₩ 52,008	₩ 43,839
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	52,008	43,839
IMM Global Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 359,415	₩ 366,202
Proportion of ownership interest in associate	33.00%	33.00%
Interests in the net assets (A*B)	₩ 118,615	₩ 120,855
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	118,615	120,855
HANA Alternative Estate Professional Private122
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 39,840	₩ 39,411
Proportion of ownership interest in associate	74.02%	75.19%
Interests in the net assets (A*B)	₩ 29,489	₩ 29,631
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	29,489	29,631
Hanwha-Incus Plus New Technology Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,860
Proportion of ownership interest in associate		42.64%
Interests in the net assets (A*B)		₩ 11,026
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	11,026
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 100,098	₩ 111,426
Proportion of ownership interest in associate	45.96%	45.96%
Interests in the net assets (A*B)	₩ 49,899	₩ 51,210
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	49,899	51,210
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 389,240	₩ 395,815
Proportion of ownership interest in associate	72.50%	72.39%
Interests in the net assets (A*B)	₩ 282,199	₩ 286,531
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	282,199	286,531
PSA EMP Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 33,856
Proportion of ownership interest in associate		28.99%
Interests in the net assets (A*B)		₩ 9,814
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	9,814
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 54,158	₩ 56,242
Proportion of ownership interest in associate	52.28%	52.28%
Interests in the net assets (A*B)	₩ 28,312	₩ 29,401
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	28,312	29,401
BRAIN DO PROFESSIONALE PRIVATE No. 27
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 3,351	₩ 11,815
Proportion of ownership interest in associate	29.13%	29.13%
Interests in the net assets (A*B)	₩ 976	₩ 3,441
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	976	3,441
UI Venture Fund 7th
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,445
Proportion of ownership interest in associate		24.39%
Interests in the net assets (A*B)		₩ 3,279
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	3,279
Sparklabs-Shinhan Opportunity Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 9,372	₩ 9,760
Proportion of ownership interest in associate	49.50%	49.50%
Interests in the net assets (A*B)	₩ 4,640	₩ 4,832
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,640	4,832
BNW Tech-Innovation Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 19,702	₩ 19,906
Proportion of ownership interest in associate	29.85%	29.85%
Interests in the net assets (A*B)	₩ 5,881	₩ 5,942
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,881	5,942
IGIS Real-estate Private Investment Trust No.33
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 33,982	₩ 34,507
Proportion of ownership interest in associate	40.86%	40.86%
Interests in the net assets (A*B)	₩ 13,884	₩ 14,099
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	13,884	14,099
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,505
Proportion of ownership interest in associate		31.58%
Interests in the net assets (A*B)		₩ 3,002
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	3,002
WWG Global Real Estate Investment Trust no.4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 36,019	₩ 60,071
Proportion of ownership interest in associate	29.55%	29.55%
Interests in the net assets (A*B)	₩ 10,644	₩ 17,752
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,644	17,752
Fidelis Global Private Real Estate Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 25,265	₩ 24,899
Proportion of ownership interest in associate	78.26%	78.26%
Interests in the net assets (A*B)	₩ 19,773	₩ 19,485
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	19,773	19,485
IGIS PRIVATE REAL ESTATE TRUST NO.331
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,238
Proportion of ownership interest in associate		30.77%
Interests in the net assets (A*B)		₩ 3,765
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	3,765
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 171,489	₩ 172,755
Proportion of ownership interest in associate	28.70%	28.70%
Interests in the net assets (A*B)	₩ 49,217	₩ 48,344
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	49,217	48,344
Pebblestone CGV Private Real Estate Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 28,252	₩ 27,502
Proportion of ownership interest in associate	48.53%	48.53%
Interests in the net assets (A*B)	₩ 13,710	₩ 13,346
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	13,710	13,346
Shinhan AIM Real Estate Fund No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 77,582	₩ 74,880
Proportion of ownership interest in associate	30.00%	30.00%
Interests in the net assets (A*B)	₩ 23,275	₩ 22,464
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	23,275	22,464
Shinhan AIM Real Estate Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 210,908	₩ 223,443
Proportion of ownership interest in associate	21.01%	21.01%
Interests in the net assets (A*B)	₩ 44,312	₩ 46,945
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	44,312	46,945
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 149,611
Proportion of ownership interest in associate		22.02%
Interests in the net assets (A*B)		₩ 32,944
Intra-group transactions		0
Other reconciliations		0
Investments in associates		32,944
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 71,605
Proportion of ownership interest in associate		29.19%
Interests in the net assets (A*B)		₩ 20,902
Intra-group transactions		0
Other reconciliations		0
Investments in associates		20,902
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,368
Proportion of ownership interest in associate		71.43%
Interests in the net assets (A*B)		₩ 6,692
Intra-group transactions		0
Other reconciliations		0
Investments in associates		6,692
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No. 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,150
Proportion of ownership interest in associate		30.00%
Interests in the net assets (A*B)		₩ 4,845
Intra-group transactions		0
Other reconciliations		0
Investments in associates		4,845
Korea Omega-Shinhan Project Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 14,488	₩ 11,861
Proportion of ownership interest in associate	50.00%	50.00%
Interests in the net assets (A*B)	₩ 7,244	₩ 5,931
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,244	5,931
New Green Shinhan Mezzanine Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,537
Proportion of ownership interest in associate		39.22%
Interests in the net assets (A*B)		₩ 4,916
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	4,916
KORAMKO-Daum Professional Private Investment Trust No.12
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 22,583
Proportion of ownership interest in associate		33.33%
Interests in the net assets (A*B)		₩ 7,528
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	7,528
Samsung SRA Real Estate Professional Private 45
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 51,519	₩ 42,665
Proportion of ownership interest in associate	25.00%	25.00%
Interests in the net assets (A*B)	₩ 12,880	₩ 10,666
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	12,880	10,666
IBK Global New Renewable Energy Special Asset Professional Private2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 110,012	₩ 111,605
Proportion of ownership interest in associate	28.98%	28.98%
Interests in the net assets (A*B)	₩ 31,887	₩ 32,349
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	31,887	32,349
VS Cornerstone Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 8,281	₩ 8,413
Proportion of ownership interest in associate	41.18%	41.18%
Interests in the net assets (A*B)	₩ 3,410	₩ 3,464
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,410	3,464
Aone Mezzanine Opportunity Professional Private
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 14,447	₩ 14,490
Proportion of ownership interest in associate	66.09%	66.12%
Interests in the net assets (A*B)	₩ 9,540	₩ 9,580
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,540	9,580
KiwoomUnicorn3New Technology Business Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,132
Proportion of ownership interest in associate		21.28%
Interests in the net assets (A*B)		₩ 4,283
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	4,283
Multi Asset The United States Thortons Professional Private1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 165,760
Proportion of ownership interest in associate		25.00%
Interests in the net assets (A*B)		₩ 41,440
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	41,440
Kiwoom Milestone US Real Estate Professional Private20
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 68,434
Proportion of ownership interest in associate		75.27%
Interests in the net assets (A*B)		₩ 51,512
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	51,512
NH-Amundi US Infrastructure Private Fund2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 104,313	₩ 98,161
Proportion of ownership interest in associate	25.91%	25.91%
Interests in the net assets (A*B)	₩ 27,024	₩ 25,430
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	27,024	25,430
KB Distribution Private Real Estate1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 49,506	₩ 49,513
Proportion of ownership interest in associate	62.00%	62.00%
Interests in the net assets (A*B)	₩ 30,694	₩ 30,698
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	₩ 30,694	30,698
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust [Infra business]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 71,593
Proportion of ownership interest in associate		28.93%
Interests in the net assets (A*B)		₩ 20,712
Intra-group transactions		0
Other reconciliations		0
Investments in associates		20,712
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 [Loan-Derivative]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 97,164
Proportion of ownership interest in associate	30.00%	30.00%
Interests in the net assets (A*B)		₩ 29,149
Intra-group transactions		0
Other reconciliations		0
Investments in associates		29,149
Kakao-Shinhan 1st TNYT Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 29,815	₩ 11,683
Proportion of ownership interest in associate	48.62%	48.62%
Interests in the net assets (A*B)	₩ 14,497	₩ 5,681
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	14,497	5,681
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 57,962	₩ 54,295
Proportion of ownership interest in associate	20.00%	20.02%
Interests in the net assets (A*B)	₩ 11,593	₩ 10,870
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	11,593	10,870
Pacific Private Placement Real Estate Fund No.40
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 46,898	₩ 47,094
Proportion of ownership interest in associate	24.73%	24.73%
Interests in the net assets (A*B)	₩ 11,598	₩ 11,647
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	11,598	11,647
Mastern Private Real Estate Loan Fund No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,314	₩ 16,955
Proportion of ownership interest in associate	33.57%	33.57%
Interests in the net assets (A*B)	₩ 7,491	₩ 5,692
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,491	5,692
LB Scotland Amazon Fulfillment Center Fund 29
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 44,577	₩ 44,455
Proportion of ownership interest in associate	70.14%	70.14%
Interests in the net assets (A*B)	₩ 31,268	₩ 31,182
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	31,268	31,182
JR AMC Hungary Budapest Office Fund 16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 37,274	₩ 37,469
Proportion of ownership interest in associate	32.57%	32.57%
Interests in the net assets (A*B)	₩ 12,140	₩ 12,204
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	12,140	12,204
IGIS 372 Real Estate Professional Private
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 200,192
Proportion of ownership interest in associate		28.39%
Interests in the net assets (A*B)		₩ 56,835
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	56,835
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 15,636
Proportion of ownership interest in associate		19.00%
Interests in the net assets (A*B)		₩ 3,830
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	3,830
Future-Creation Neoplux Venture Capital Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 18,569	₩ 23,134
Proportion of ownership interest in associate	16.25%	16.25%
Interests in the net assets (A*B)	₩ 3,017	₩ 3,796
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,017	3,796
Gyeonggi-Neoplux Superman Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 36,195	₩ 31,712
Proportion of ownership interest in associate	21.76%	21.76%
Interests in the net assets (A*B)	₩ 7,878	₩ 6,399
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,878	6,399
NewWave 6th Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 48,185	₩ 20,501
Proportion of ownership interest in associate	30.00%	30.00%
Interests in the net assets (A*B)	₩ 14,455	₩ 6,150
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	14,455	6,150
Neoplux No.3 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 226,008	₩ 102,956
Proportion of ownership interest in associate	10.00%	10.00%
Interests in the net assets (A*B)	₩ 22,601	₩ 10,295
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	22,601	10,295
PCC Amberstone Private Equity Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 105,169	₩ 103,736
Proportion of ownership interest in associate	21.67%	21.67%
Interests in the net assets (A*B)	₩ 22,790	₩ 22,480
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	22,790	22,480
KIAMCO POWERLOAN TRUST 4TH
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 95,634	₩ 92,794
Proportion of ownership interest in associate	47.37%	47.37%
Interests in the net assets (A*B)	₩ 45,301	₩ 43,955
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	45,301	43,955
Mastern Opportunity Seeking Real Estate Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 106,584	₩ 98,994
Proportion of ownership interest in associate	20.00%	20.00%
Interests in the net assets (A*B)	₩ 21,317	₩ 19,799
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	21,317	19,799
AION ELFIS PROFESSIONAL PRIVATE 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,112	₩ 27,642
Proportion of ownership interest in associate	20.00%	20.00%
Interests in the net assets (A*B)	₩ 4,422	₩ 5,528
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,422	5,528
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 14,688	₩ 15,001
Proportion of ownership interest in associate	29.68%	29.68%
Interests in the net assets (A*B)	₩ 4,360	₩ 4,453
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,360	4,453
Neoplux Market-Frontier Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 57,319	₩ 54,727
Proportion of ownership interest in associate	19.74%	19.74%
Interests in the net assets (A*B)	₩ 11,313	₩ 11,545
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	11,313	11,545
Synergy Green New Deal 1st New Technology Business Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 34,379	₩ 35,527
Proportion of ownership interest in associate	28.17%	28.17%
Interests in the net assets (A*B)	₩ 9,684	₩ 10,008
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,684	10,008
KAIM Real-estate Private Investment Trust 20
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 13,125	₩ 13,254
Proportion of ownership interest in associate	38.46%	38.46%
Interests in the net assets (A*B)	₩ 5,048	₩ 5,098
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,048	5,098
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 15,053	₩ 15,896
Proportion of ownership interest in associate	50.00%	50.00%
Interests in the net assets (A*B)	₩ 7,527	₩ 7,948
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,527	7,948
CSQUARE SNIPER PROFESSIONAL PRIVATE 10
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 5,194	₩ 5,000
Proportion of ownership interest in associate	62.50%	62.50%
Interests in the net assets (A*B)	₩ 3,247	₩ 3,125
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,247	3,125
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 60,681	₩ 45,573
Proportion of ownership interest in associate	97.10%	97.85%
Interests in the net assets (A*B)	₩ 63,944	₩ 44,594
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	63,944	44,594
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 60,681	₩ 45,573
Proportion of ownership interest in associate	97.10%	97.85%
Interests in the net assets (A*B)	₩ 63,944	₩ 44,594
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	63,944	44,594
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 40,385	₩ 48,475
Proportion of ownership interest in associate	25.00%	25.00%
Interests in the net assets (A*B)	₩ 14,778	₩ 15,855
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	14,778	15,855
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 50,394
Proportion of ownership interest in associate		58.82%
Interests in the net assets (A*B)		₩ 29,644
Intra-group transactions		0
Other reconciliations		0
Investments in associates	0	29,644
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 90,810	₩ 70,473
Proportion of ownership interest in associate	30.00%	30.00%
Interests in the net assets (A*B)	₩ 27,243	₩ 21,142
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	27,243	21,142
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 30,375	₩ 20,134
Proportion of ownership interest in associate	25.00%	25.00%
Interests in the net assets (A*B)	₩ 7,594	₩ 5,034
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,594	5,034
Kiwoom Hero No.4 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 20,449	₩ 22,358
Proportion of ownership interest in associate	21.05%	21.05%
Interests in the net assets (A*B)	₩ 4,305	₩ 4,707
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,305	4,707
Vogo Canister Professional Trust Private Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 112,433	₩ 119,892
Proportion of ownership interest in associate	36.53%	36.68%
Interests in the net assets (A*B)	₩ 41,072	₩ 43,975
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	41,072	43,975
Others
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	666,941	519,091
Interests in the net assets (A*B)	367,840	139,164
Intra-group transactions	0	0
Other reconciliations	1,492	0
Investments in associates	369,332	₩ 139,164
Goduck Gangil10 PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (8,362)
Proportion of ownership interest in associate	19.90%	19.90%
Interests in the net assets (A*B)	₩ (1,664)
Intra-group transactions	0
Other reconciliations	1,664
Investments in associates	0
Shinhan Healthcare Fund 2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (103)
Proportion of ownership interest in associate	13.68%	13.68%
Interests in the net assets (A*B)	₩ (14)
Intra-group transactions	0
Other reconciliations	14
Investments in associates	0
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 149,627
Proportion of ownership interest in associate	22.02%
Interests in the net assets (A*B)	₩ 32,948
Intra-group transactions	0
Other reconciliations	0
Investments in associates	32,948
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 70,401
Proportion of ownership interest in associate	29.19%
Interests in the net assets (A*B)	₩ 20,550
Intra-group transactions	0
Other reconciliations	0
Investments in associates	20,550
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 26,396
Proportion of ownership interest in associate	71.43%
Interests in the net assets (A*B)	₩ 18,855
Intra-group transactions	0
Other reconciliations	0
Investments in associates	18,855
ST-Bonanja Food tech
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 8,650
Proportion of ownership interest in associate	38.83%	38.83%
Interests in the net assets (A*B)	₩ 3,359
Intra-group transactions	0
Other reconciliations	0
Investments in associates	3,359
SH Japan Photovoltaic Private Special Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 43,385
Proportion of ownership interest in associate	30.00%
Interests in the net assets (A*B)	₩ 13,016
Intra-group transactions	0
Other reconciliations	0
Investments in associates	13,016
EDNCENTRAL Co.,Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (2,487)
Proportion of ownership interest in associate	19.87%	19.87%
Interests in the net assets (A*B)	₩ (494)
Intra-group transactions	0
Other reconciliations	494
Investments in associates	0
Harvest Private Equity Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 15,780
Proportion of ownership interest in associate	22.06%	22.06%
Interests in the net assets (A*B)	₩ 3,481
Intra-group transactions	0
Other reconciliations	0
Investments in associates	3,481
Daishin New Technology Investment Fund 5th
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 18,940
Proportion of ownership interest in associate	23.44%	23.44%
Interests in the net assets (A*B)	₩ 4,439
Intra-group transactions	0
Other reconciliations	0
Investments in associates	4,439
Acurus Hyundai Investment Partners New Technology
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 17,600
Proportion of ownership interest in associate	26.79%	26.79%
Interests in the net assets (A*B)	₩ 4,714
Intra-group transactions	0
Other reconciliations	0
Investments in associates	4,714
KTC-NP Growth Champ 2011-2 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 71,829
Proportion of ownership interest in associate	5.56%	5.56%
Interests in the net assets (A*B)	₩ 3,990
Intra-group transactions	0
Other reconciliations	0
Investments in associates	3,990
SHINHAN-NEO Core Industrial Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 11,439
Proportion of ownership interest in associate	49.75%	49.75%
Interests in the net assets (A*B)	₩ 5,691
Intra-group transactions	0
Other reconciliations	0
Investments in associates	5,691
SIMONE Mezzanine Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,395
Proportion of ownership interest in associate	29.38%
Interests in the net assets (A*B)	₩ 3,054
Intra-group transactions	0
Other reconciliations	0
Investments in associates	3,054
Eum Private Equity Fund No.7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 37,495
Proportion of ownership interest in associate	21.00%	21.00%
Interests in the net assets (A*B)	₩ 7,873
Intra-group transactions	0
Other reconciliations	0
Investments in associates	7,873	₩ 7,872
SW-S Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,191
Proportion of ownership interest in associate	30.30%
Interests in the net assets (A*B)	₩ 6,724
Intra-group transactions	0
Other reconciliations	0
Investments in associates	6,724
CL Buyout 1st PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 64,359
Proportion of ownership interest in associate	21.43%
Interests in the net assets (A*B)	₩ 13,791
Intra-group transactions	0
Other reconciliations	0
Investments in associates	13,791
Timefolio The Venture-V second
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,060
Proportion of ownership interest in associate	20.73%
Interests in the net assets (A*B)	₩ 4,572
Intra-group transactions	0
Other reconciliations	0
Investments in associates	4,572
Newlake Growth Capital Partners2 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 43,187
Proportion of ownership interest in associate	29.91%
Interests in the net assets (A*B)	₩ 12,921
Intra-group transactions	0
Other reconciliations	0
Investments in associates	12,921
Shinhan Smilegate Global PEF I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 23,469
Proportion of ownership interest in associate	14.21%
Interests in the net assets (A*B)	₩ 3,336
Intra-group transactions	0
Other reconciliations	0
Investments in associates	3,336
Fount Professional Investors Private Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,399
Proportion of ownership interest in associate	49.98%
Interests in the net assets (A*B)	₩ 5,197
Intra-group transactions	0
Other reconciliations	0
Investments in associates	5,197
Genesis Eco No.1 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 38,365
Proportion of ownership interest in associate	29.01%
Interests in the net assets (A*B)	₩ 11,130
Intra-group transactions	0
Other reconciliations	0
Investments in associates	11,130
SHINHAN-NEO Market-Frontier 2nd Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 57,625
Proportion of ownership interest in associate	42.70%
Interests in the net assets (A*B)	₩ 24,606
Intra-group transactions	0
Other reconciliations	0
Investments in associates	24,606
NH-Synergy Core Industrial New Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 17,430
Proportion of ownership interest in associate	36.93%
Interests in the net assets (A*B)	₩ 6,437
Intra-group transactions	0
Other reconciliations	0
Investments in associates	6,437
J& Moorim Jade Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,259
Proportion of ownership interest in associate	24.89%
Interests in the net assets (A*B)	₩ 5,540
Intra-group transactions	0
Other reconciliations	0
Investments in associates	5,540
Ulmus SHC innovation investment fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 21,601
Proportion of ownership interest in associate	24.04%
Interests in the net assets (A*B)	₩ 5,192
Intra-group transactions	0
Other reconciliations	0
Investments in associates	5,192
Mirae Asset Partners X Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,002
Proportion of ownership interest in associate	35.71%
Interests in the net assets (A*B)	₩ 7,858
Intra-group transactions	0
Other reconciliations	0
Investments in associates	7,858
T Core Industrial Technology 1st Venture PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 14,413
Proportion of ownership interest in associate	31.47%
Interests in the net assets (A*B)	₩ 4,535
Intra-group transactions	0
Other reconciliations	0
Investments in associates	4,535
Curious Finale Corporate Recovery Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 13,285
Proportion of ownership interest in associate	27.78%
Interests in the net assets (A*B)	₩ 3,690
Intra-group transactions	0
Other reconciliations	0
Investments in associates	3,690
TI First Property Private Investment Trust 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 7,637
Proportion of ownership interest in associate	40.00%
Interests in the net assets (A*B)	₩ 3,055
Intra-group transactions	0
Other reconciliations	0
Investments in associates	3,055
MPLUS Professional Private Real Estate Fund 25
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 7,896
Proportion of ownership interest in associate	41.67%
Interests in the net assets (A*B)	₩ 3,290
Intra-group transactions	0
Other reconciliations	0
Investments in associates	3,290
IBKC Global Contents Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 20,265
Proportion of ownership interest in associate	24.39%
Interests in the net assets (A*B)	₩ 4,943
Intra-group transactions	0
Other reconciliations	0
Investments in associates	4,943
Nautic Smart No.6 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,533
Proportion of ownership interest in associate	37.74%
Interests in the net assets (A*B)	₩ 3,974
Intra-group transactions	0
Other reconciliations	0
Investments in associates	3,974
Premier Luminous Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 25,167
Proportion of ownership interest in associate	27.78%
Interests in the net assets (A*B)	₩ 6,991
Intra-group transactions	0
Other reconciliations	0
Investments in associates	6,991
Hanyang-Meritz 1 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 15,423
Proportion of ownership interest in associate	22.58%
Interests in the net assets (A*B)	₩ 3,483
Intra-group transactions	0
Other reconciliations	0
Investments in associates	3,483
KNT 2ND PRIVATE EQUITY FUND
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 19,124
Proportion of ownership interest in associate	21.74%
Interests in the net assets (A*B)	₩ 4,157
Intra-group transactions	0
Other reconciliations	0
Investments in associates	4,157
Maple Mobility Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 43,023
Proportion of ownership interest in associate	20.18%
Interests in the net assets (A*B)	₩ 8,683
Intra-group transactions	0
Other reconciliations	0
Investments in associates	8,683
AVES 1st Corporate Recovery Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 6,215
Proportion of ownership interest in associate	76.19%
Interests in the net assets (A*B)	₩ 4,736
Intra-group transactions	0
Other reconciliations	0
Investments in associates	4,736
JS Shinhan Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 130,966
Proportion of ownership interest in associate	3.85%
Interests in the net assets (A*B)	₩ 5,037
Intra-group transactions	0
Other reconciliations	0
Investments in associates	5,037
Daishin Newgen New Technology Investment Fund 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 24,048
Proportion of ownership interest in associate	50.60%
Interests in the net assets (A*B)	₩ 12,169
Intra-group transactions	0
Other reconciliations	0
Investments in associates	12,169
META ESG Private Equity Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 21,722
Proportion of ownership interest in associate	27.40%
Interests in the net assets (A*B)	₩ 5,677
Intra-group transactions	0
Other reconciliations	0
Investments in associates	5,677
SWFV FUND-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 23,965
Proportion of ownership interest in associate	40.25%
Interests in the net assets (A*B)	₩ 9,646
Intra-group transactions	0
Other reconciliations	0
Investments in associates	9,646
PHAROS DK FUND
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 16,289
Proportion of ownership interest in associate	24.24%
Interests in the net assets (A*B)	₩ 3,949
Intra-group transactions	0
Other reconciliations	0
Investments in associates	3,949
Shinhan VC tomorrow venture fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,603
Proportion of ownership interest in associate	39.62%
Interests in the net assets (A*B)	₩ 9,042
Intra-group transactions	0
Other reconciliations	0
Investments in associates	9,042
Highland 2021-8 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 14,998
Proportion of ownership interest in associate	32.67%
Interests in the net assets (A*B)	₩ 4,899
Intra-group transactions	0
Other reconciliations	0
Investments in associates	4,899
Medicii 2021-3 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 39,202
Proportion of ownership interest in associate	24.81%
Interests in the net assets (A*B)	₩ 9,728
Intra-group transactions	0
Other reconciliations	0
Investments in associates	9,728
Tres-Yujin Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 19,989
Proportion of ownership interest in associate	50.00%
Interests in the net assets (A*B)	₩ 9,995
Intra-group transactions	0
Other reconciliations	0
Investments in associates	9,995
Shinhan-Time mezzanine blind Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 29,885
Proportion of ownership interest in associate	50.00%
Interests in the net assets (A*B)	₩ 14,942
Intra-group transactions	0
Other reconciliations	0
Investments in associates	14,942
Capstone REITs No.26
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 8,790
Proportion of ownership interest in associate	50.00%
Interests in the net assets (A*B)	₩ 4,395
Intra-group transactions	0
Other reconciliations	0
Investments in associates	4,395
JB Incheon-Bucheon REITS No.54
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 12,716
Proportion of ownership interest in associate	39.31%
Interests in the net assets (A*B)	₩ 4,999
Intra-group transactions	0
Other reconciliations	0
Investments in associates	4,999
Hankook Smart Real Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 13,026
Proportion of ownership interest in associate	33.33%
Interests in the net assets (A*B)	₩ 4,342
Intra-group transactions	0
Other reconciliations	0
Investments in associates	4,342
JB Hwaseong-Hadong REITs No.53
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 16,111
Proportion of ownership interest in associate	31.03%
Interests in the net assets (A*B)	₩ 4,999
Intra-group transactions	0
Other reconciliations	0
Investments in associates	4,999
KB Oaktree Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 9,475
Proportion of ownership interest in associate	33.33%
Interests in the net assets (A*B)	₩ 3,159
Intra-group transactions	0
Other reconciliations	0
Investments in associates	3,159
Daehan No.36 Office Asset Management Company
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 37,891
Proportion of ownership interest in associate	48.05%
Interests in the net assets (A*B)	₩ 18,206
Intra-group transactions	0
Other reconciliations	3,294
Investments in associates	21,500
Rhinos Premier Mezzanine Private Investment Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,759
Proportion of ownership interest in associate	27.93%
Interests in the net assets (A*B)	₩ 3,005
Intra-group transactions	0
Other reconciliations	0
Investments in associates	3,005
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 66,947
Proportion of ownership interest in associate	29.73%
Interests in the net assets (A*B)	₩ 19,903
Intra-group transactions	0
Other reconciliations	0
Investments in associates	19,903
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 161,390
Proportion of ownership interest in associate	24.85%
Interests in the net assets (A*B)	₩ 40,105
Intra-group transactions	0
Other reconciliations	0
Investments in associates	40,105
SKS-Yozma Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 19,915
Proportion of ownership interest in associate	29.85%
Interests in the net assets (A*B)	₩ 5,945
Intra-group transactions	0
Other reconciliations	0
Investments in associates	₩ 5,945